Securities - Summary of Allowance for Credit Losses - Securities at FVOCI (Detail) - Debt securities at fair value through other comprehensive income [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Balance at beginning of period	$ 11	$ 25
Provision for credit losses
Purchases	5	85
Sales and maturities	(10)	(39)
Changes in risk, parameters and exposures	(9)	(1)
Write-offs		(62)
Exchange rate and other		3
Balance at end of period	(3)	11
Performing Stage one [member]
Disclosure of financial assets [line items]
Balance at beginning of period	4	3
Provision for credit losses
Transfers to Stage 1		5
Transfers to Stage 3		(36)
Purchases	5	85
Sales and maturities	(3)	(47)
Changes in risk, parameters and exposures	(2)	(8)
Exchange rate and other		2
Balance at end of period	4	4
Performing Stage two [member]
Disclosure of financial assets [line items]
Balance at beginning of period	7	22
Provision for credit losses
Transfers to Stage 1		(5)
Sales and maturities	(7)	(17)
Changes in risk, parameters and exposures	1	7
Exchange rate and other	(1)
Balance at end of period		7
Impaired Stage three [member]
Provision for credit losses
Transfers to Stage 3		36
Sales and maturities		25
Changes in risk, parameters and exposures	(8)
Write-offs		(62)
Exchange rate and other	1	$ 1
Balance at end of period	$ (7)